Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Unvested on December 31, 2024	0	247,934
Unvested on December 31, 2024	$ 0	$ 3,769
Granted shares	1,050,000	178,170
Granted shares, value	$ 19,184	$ 3,149
Vested shares	(350,000)	(426,104)
Vested shares, value	$ (6,395)	$ (6,918)
Unvested on December 31, 2025	700,000	0
Unvested on December 31, 2025	$ 12,789	$ 0